BRIDGES INVESTMENT FUND, INC.
                           8401 West Dodge Road, Suite 256
                               Omaha, Nebraska  68114




                                                              July 21, 1997




Securities and Exchange Commission
Washington, D.C.  20549

Gentlemen:

                       Re:  Bridges Investment Fund, Inc.
                            File Nos. 811-1209 and 2-21600

     Pursuant to Rule 30b2-1 and Rule 30d-1 of the General Rules and Regulations, Investment Company Act of 1940, four copies of Bridges Investment Fund, Inc.' s Second Quarter Shareholder Report for the period ending June 30, 1997, are hereby filed with the Commission.

     The Fund, as of this date, is mailing copies of the First Quarter Report to its shareholders.


                                   Very truly yours,


                                   Edson L. Bridges II
                                   Chairman

ELBII:elc
enc.




                         BRIDGES INVESTMENT FUND, INC.


                         SECOND QUARTER OR  SEMI-ANNUAL


                               SHAREHOLDER REPORT


                                      1997








                               CONTENTS OF REPORT


      PAGES 1 - 3        SHAREHOLDER LETTER

      EXHIBIT 1          PORTFOLIO TRANSACTIONS FROM APRIL 1, 1997,
                         THROUGH JUNE 30, 1997

      EXHIBIT 2          QUARTER-TO-QUARTER CHANGES IN FINANCIAL DATA

      PAGES F1-F14       UNAUDITED FINANCIAL STATEMENTS FOR THE
                         SIX MONTHS ENDED JUNE 30, 1997






      THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF BRIDGES INVESTMENT FUND, INC. AND IS UNDER NO CIRCUMSTANCES TO BE CONSTRUED AS AN OFFERING OF SHARES OF THE FUND. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY INQUIRY TO THE FUND'S OFFICE.
                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors


                    Frederick N. Backer
                    Edson L. Bridges II
                    Edson L. Bridges III
                    N. P. Dodge, Jr.
                    John W. Estabrook
                    Jon D. Hoffmaster
                    John J. Koraleski
                    Roger A. Kupka
                    Gary L. Petersen
                    Roy A. Smith
                    L.B. Thomas



                                    Officers


                    Edson L. Bridges II - Chairman and
                                            Chief Executive Officer
                    Edson L. Bridges III - President
                    Douglas P. Person - Vice President
                    Rosemary M. Teckmeyer - Vice President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer



                                    Auditor


                              Arthur Andersen LLP
                              1700 Farnam Street
                              Omaha, Nebraska 68102



                               Corporate Counsel


                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102






                                                                JULY 21, 1997



DEAR SHAREHOLDER:

SECOND QUARTER AND FIRST HALF, 1997 REVIEW


     THE NET ASSET VALUE PER SHARE OF THE FUND WAS $28.11 ON JUNE 30, 1997. THIS RECORD HIGH CALENDAR QUARTER PRICE WAS 12.5% ABOVE THE $24.99 NET ASSET VALUE PER SHARE AT MARCH 31, 1997, AND UP 14.4% FROM THE YEAR-END, 1996 VALUATION OF $24.56. THE CASH AMOUNTS DISTRIBUTED FROM 1997 INVESTMENT INCOME DURING THE SIX MONTHS OF THIS YEAR WERE $.1325 PER SHARE. THUS, THE TOTAL VALUE IMPROVEMENT WAS $3.6825 PER SHARE THAT DEVELOPED FROM OPERATIONS IN THE FIRST HALF OF 1997 BY COMBINING $3.55 PER SHARE IN PRICE APPRECIATION ($28.11 LESS $24.56 EQUALS $3.55) WITH $.1325 IN DIVIDEND INCOME. THIS $3.6825 PER SHARE INCREASE IN VALUE, WHEN COMPARED TO THE BEGINNING NET ASSET VALUE OF $24.56, RESULTED IN A 15.0% TOTAL RETURN FOR THE FUND FOR THE FIRST SIX MONTHS OF 1997.

     PRICE APPRECIATION FOR COMMON STOCKS IN THE SECOND QUARTER OF 1997 WAS OUTSTANDING. THE IMPROVED LEVELS OF VALUE WERE SUSTAINED BY STRONG CORPORATE EARNINGS AND STABLE INTEREST RATES.

FUND OPERATIONS

     THE NET ASSETS OF THE FUND WERE $34,567,391 ON JUNE 30, 1997, REPRESENTING THE HIGHEST VALUE FOR ANY CALENDAR QUARTER REPORTING DATE. NET ASSETS ADVANCED $4,311,950 FROM THE MARCH 31, 1997 TOTAL OF $30,255,441, AN INCREASE OF 14.2% FOR THE SECOND QUARTER OF 1997. FOR THE FIRST SIX MONTHS OF 1997, NET ASSETS WERE UP $5,317,903 OR 18.2% FROM THE $29,249,481 LEVEL AT DECEMBER 31, 1996. ON A TRAILING TWELVE MONTH BASIS (JUNE 30, 1996 TO JUNE 30, 1997) NET ASSETS GREW FROM $27,108,210 TO $34,567,391, A 27.5%
 IMPROVEMENT.

     THERE WERE 1,229,643 SHARES OF CAPITAL STOCK OUTSTANDING ON JUNE 30, 1997. THIS NUMBER REPRESENTED A RECORD HIGH FOR SHARES OUTSTANDING FOR
 ANY THREE MONTH ACCOUNTING STATEMENT PERIOD IN THE HISTORY OF THE FUND. THE NET GAIN IN SHARES OUTSTANDING FOR THE FIRST SIX MONTHS OF 1997 WAS 38,812 UNITS, WHICH RESULTED IN A 3.3% ADVANCE IN COMPARISON TO THE 1,190,831 UNITS OUTSTANDING AT THE END OF 1996.

     NET INVESTMENT INCOME WAS $329,061 FOR THE FIRST SIX MONTHS OF 1997, COMPARED TO $308,288 FOR THE SAME PERIOD IN 1996. NET REALIZED GAINS ON INVESTMENTS FOR THE FIRST SIX MONTHS OF 1997 WERE $119,720 COMPARED TO $13,137 FOR THE SAME TIME FRAME IN 1996. THE NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS WAS $4,040,554 FOR THE FIRST SIX MONTHS OF 1997, COMPARED TO $1,986,619 ACHIEVED DURING THE FIRST TWO CALENDAR QUARTERS OF 1996.

     PLEASE REFER TO EXHIBITS 1 AND 2 AND PAGES F-1 THROUGH F-14 FOR SPECIFIC DETAILS COVERING THE FUND'S RECENT PORTFOLIO TRANSACTIONS; THE HISTORICAL DATA WITH RESPECT TO DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS; AND OTHER FINANCIAL STATEMENT INFORMATION AS OF JUNE 30, 1997.

DIVIDEND


     ON JULY 8, 1997, THE BOARD OF DIRECTORS DECLARED A $.1350 PER SHARE DIVIDEND ON THE SHARES OF CAPITAL STOCK OUTSTANDING ON THE JULY 8, 1997
RECORD DATE WITH THIS INCOME DISTRIBUTION AMOUNT TO BE PAYABLE ON OR ABOUT JULY 21, 1997. THIS DIVIDEND IS PAYABLE FROM THE NET INVESTMENT INCOME EARNED DURING THE APRIL - JUNE, 1997 QUARTER.

RECENT INVESTMENT CHANGES


     DURING THE LAST QUARTER, WE PRUNED A NUMBER OF EQUITIES WHICH HAD BEEN DISAPPOINTING PERFORMERS AND REPLACED THEM WITH INVESTMENTS IN COMPANIES WHICH WE BELIEVE OFFER SUPERIOR LONG-TERM CAPITAL APPRECIATION PROSPECTS GOING FORWARD. IN THE AGGREGATE, NET EQUITY PURCHASES DURING THE QUARTER APPROXIMATED $800,000. A COMPLETE LIST OF PORTFOLIO TRANSACTIONS IS PROVIDED IN EXHIBIT 1.

     ESSENTIALLY, PURCHASES DURING THIS QUARTER WERE MADE TO INCREASE POSITIONS IN COMPANIES WHICH WERE SOMEWHAT UNDERWEIGHTED IN THE PORTFOLIO BUT WHICH WE BELIEVE SHOULD CONTINUE TO OFFER STRONG EARNINGS GROWTH OVER TIME, AND NEW POSITIONS WERE ESTABLISHED IN COMPANIES WHICH OPERATE IN SECTORS IN WHICH THE FUND HAD LITTLE OR NO PREVIOUS EXPOSURE.

     WHILE ALL OF THE PURCHASES OF EQUITIES IN THE FUND DURING THE QUARTER WERE MADE BASED ON THE LONG-TERM INVESTMENT MERITS AND FUNDAMENTALS OF THE RESPECTIVE COMPANIES PURCHASED, IT IS GRATIFYING TO NOTE IN THE SHORT RUN THAT THE PERFORMANCE OF THE RECENT PURCHASES WAS BOTH BETTER THAN THE S&P 500 AND THE POSITIONS WHICH WERE ELIMINATED FROM THE PORTFOLIO. SPECIFICALLY, THE WEIGHTED AVERAGE PRICE INCREASE OF PURCHASES DURING THE QUARTER WAS 9.5% VERSUS A 3.4% INCREASE IN THE S&P 500 AND A 1.3% WEIGHTED AVERAGE INCREASE FOR THE SECURITIES WHICH WERE SOLD, MEASURING FROM THE DATE OF PURCHASE OR SALE THROUGH THE END OF THE QUARTER.

OUTLOOK


     THE 17.45% TOTAL RETURN FOR THE S&P 500 FOR THE SECOND QUARTER OF 1997 REPRESENTED THE LARGEST ONE QUARTER TOTAL RETURN FOR THE MARKET AS REPRESENTED BY THAT INDEX SINCE THE FIRST QUARTER OF 1991, WHEN THE S&P 500 HAD A TOTAL RETURN OF 14.45%. WHAT MAKES THE STRONG PERFORMANCE OF EQUITIES DURING THE SECOND QUARTER ALL THE MORE AMAZING IS THAT THIS LARGE ABSOLUTE RETURN CAME
ON TOP OF THE ALREADY STRONG RESULTS OF THE PRIOR NINE QUARTERS. DURING THE DECEMBER 9, 1994, TO JUNE 30, 1997, TIME FRAME, THE S&P 500 HAD A TOTAL
RETURN OF 110%.

     IN THE SECOND QUARTER, AS OVER THE PAST 2 1/2 YEARS, STOCK PRICES HAVE BEEN PROPELLED BY STRONG CORPORATE EARNINGS, A GENERALLY FAVORABLE INTEREST RATE ENVIRONMENT, AND LARGE NET INFLOWS INTO EQUITY MUTUAL FUNDS. WHILE WE REMAIN CONSTRUCTIVE ON THE LONG-TERM OUTLOOK FOR EQUITIES, PARTICULARLY THOSE HELD IN THE PORTFOLIO, OUR ENTHUSIASM IS TEMPERED BY THE REALIZATION THAT PERIODIC DECLINES IN STOCK PRICES ARE INEVITABLE, AND OUR SENSE IS THAT THE STRONG, ALMOST UNBROKEN TREND IN STOCK PRICES OF THE PAST TWO YEARS INCREASES THE ODDS OF SOME TYPE OF MEANINGFUL CORRECTION OVER THE NEAR TO INTERMEDIATE TERM. WE WILL SEEK TO USE INTERMEDIATE PERIODS OF EQUITY PRICE WEAKNESS AS AN OPPORTUNITY TO ADD TO OUR POSITIONS IN EQUITIES IN THE FUND. THE FUND'S CONTINUED ABOVE-AVERAGE CASH POSITION REFLECTS OUR SENSE THAT EQUITY MARKET RISK IS ABOVE AVERAGE IN THE SHORT RUN.



CONCLUDING THOUGHTS


     ALL ENTERPRISES THAT PERFORM WELL ARE A POSITIVE REFLECTION OF THEIR CONSTITUENCY. OUR FUND IS BLESSED WITH STABLE AND LOYAL SHAREHOLDERS, AND THE BOARD OF DIRECTORS AND MANAGEMENT OF THE FUND ARE TRULY GRATEFUL FOR EACH OF YOU.


                                   SINCERELY YOURS,
                                   EDSON L. BRIDGES II, CFA
                                   CHAIRMAN


                                   EDSON L. BRIDGES III, CFA
                                   PRESIDENT


ELBII:ELC


                                   EXHIBIT 1


                         BRIDGES INVESTMENT FUND, INC.



                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                      APRIL 1, 1997, THROUGH JUNE 30, 1997


                                          BOUGHT OR       HELD AFTER
                                          RECEIVED        TRANSACTION

                                           $1,000 PAR      $1,000 PAR
                SECURITIES
                                            VALUE (M)       VALUE (M)
           COMMON STOCKS UNLESS             OR SHARES       OR SHARES
            DESCRIBED OTHERWISE

      AMGEN, INC.                          1,000            2,000
 (1)<F1>  AUTOLIV, INC.                    1,705            1,705
 (2)<F2>  ATLANTIC RICHFIELD               2,000            4,000
 (3)<F3>  BOEING                           6,000           12,000
      CFC CAPITAL TRUST PREFERRED          5,000            5,000
         9.375% SERIES B
      CALENERGY, INC.                      5,000            5,000
      CAPITAL ONE FINANCIAL                5,000           10,000
      CLEAR CHANNEL COMMUNICATIONS         2,000            2,000
 (4)<F4>  DUPONT, E.I. DENEMOURS           4,000            8,000
      EAGLE USA                           20,000           20,000
      ELAN PLC ADR                         2,000            6,000
 (5)<F5>  EXXON                            4,000            8,000
      FEDERAL HOME LOAN MORTGAGE CORP.     2,000           26,000
      FIRST DATA CORP.                     7,000            7,000
 (6)<F6>  GENERAL ELECTRIC                 6,000           12,000
      HNC SOFTWARE                         3,000            5,000
      HEALTHSOUTH CORP.                    5,000            5,000
 (7)<F7>  INTERNATIONAL BUSINESS MACHINES  1,000            2,000
 (8)<F8>  KIMBERLY CLARK                   3,000            6,000
      MBIA, INC.                           1,000            4,000
      MBNA CORP.                           5,000            5,000
 (9)<F9>  MGIC INVESTMENT CORP.            4,000            4,000
(10)<F10>  MOBIL CORP.                     2,000            4,000
(11)<F11>  MORTON INTERNATIONAL, INC.      5,000            5,000
     (NEW)
      NIKE, INC. CLASS B                   1,000            5,000
(12)<F12>  PHILIP MORRIS                  20,000           30,000
      SOLECTRON CORP.                      2,000            2,000
(13)<F13>  STATE STREET CORP.              4,000            8,000
      SUN MICROSYSTEMS, INC.               2,000            4,000
      TRANSACTION SYSTEMS ARCHITECTS,      1,500            8,000
         INC. CLASS A
      WEST TELESERVICES                   22,000           35,000
      VARIOUS ISSUES OF COMMERCIAL PAPER  40,215M           2,395M
       NOTES PURCHASED DURING 2ND, QTR.,
       1997


    REFER TO NOTES (1) THROUGH (13) ON THE NEXT PAGE.

                                      -2-

                                   EXHIBIT 1




                                            SOLD OR       HELD AFTER
                                            EXCHANGED     TRANSACTION
                 SECURITIES
                                             $1,000 PAR    $1,000 PAR
            COMMON STOCKS UNLESS
                                              VALUE (M)     VALUE (M)
             DESCRIBED OTHERWISE
                                              OR SHARES     OR SHARES


      A T & T CORP.                        5,000              --
      APPLE SOUTH, INC.                    3,500              --
      AUTOLIV, INC.                        1,705              --
      DELUXE CORP.                         5,000              --
      ELECTRONIC DATA SYSTEMS CORP.        4,223              --
      LUCENT TECHNOLOGIES                  1,620              --
      MEMBERWORKS, INC.                    2,000              --
      MORTON INTERNATIONAL, INC. (NEW)     5,000              --
      NCR CORPORATION                        312              --
      U.S. WEST, INC. COMMUNICATIONS       4,000              --
         GROUP
      UNION PACIFIC RESOURCES GROUP        3,387              --
      WASTE MANAGEMENT, INC.               5,500              --
      VARIOUS ISSUES OF COMMERCIAL PAPER  41,090M             --
        NOTES SOLD OR MATURING DURING
        2ND QTR., 1997

 <F1>(1) - RECEIVED 1,705 SHARES IN A MERGER WITH MORTON INTERNATIONAL, INC.
        (OLD) ON MAY 5, 1997.
 <F2>(2) - RECEIVED 2,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON JUNE 16, 1997.
 <F3>(3) - RECEIVED 6,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON JUNE 9, 1997.
 <F4>(4) - RECEIVED 4,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON JUNE 13, 1997.
 <F5>(5) - RECEIVED 4,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON APRIL 14, 1997.
 <F6>(6) - RECEIVED 6,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON MAY 12, 1997.
 <F7>(7) - RECEIVED 1,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON MAY 28, 1997.
 <F8>(8) - RECEIVED 3,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON APRIL 3, 1997.
 <F9>(9) - RECEIVED 2,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON JUNE 3, 1997.
<F10>(10) - RECEIVED 2,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON JUNE 25, 1997.
<F11>(11) - RECEIVED 5,000 SHARES IN A MERGER WITH MORTON INTERNATIONAL, INC.
        (OLD) ON MAY 5, 1997.
<F12>(12) - RECEIVED 20,000 SHARES IN A 3-FOR-1 STOCK SPLIT ON APRIL 11,
        1997.
<F13>(13) - RECEIVED 4,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON MAY 29, 1997.





                                   Exhibit 2


                         BRIDGES INVESTMENT FUND, INC.


                        HISTORICAL FINANCIAL INFORMATION

                Net     Shares       Net Asset      Dividend/ Capital
Valuation      Assets   Outstanding  Value/Share      Share   Gains/Share
  Date

  07-01-63    $  109,000       10,900    $10.00    $   -      $   -
  09-30-63       109,764       10,900     10.07        -          -
  12-31-63       159,187       15,510     10.13       .07         -
  03-31-64       202,354       19,105     10.59       .07         -
  06-30-64       253,932       23,438     10.83       .07         -
  09-30-64       310,307       28,286     10.97       .07         -
  12-31-64       369,149       33,643     10.97       .07         -
  03-31-65       434,523       38,531     11.28       .075       .028
  06-30-65       491,068       44,667     10.99       .07         -
  09-30-65       558,913       47,710     11.71       .07         -
  12-31-65       621,241       51,607     12.04       .07         -
  03-31-66       661,711       55,652     11.89       .085        -
  06-30-66       643,920       57,716     11.16       .07         -
  09-30-66       592,628       58,610     10.11       .07         -
  12-31-66       651,282       59,365     10.97       .07         -
  03-31-67       728,115       60,181     12.10       .085        -
  06-30-67       753,075       61,364     12.27       .07         -
  09-30-67       823,967       62,810     13.12       .07         -
  12-31-67       850,119       64,427     13.20       .07         -
  03-31-68       812,416       65,607     12.38       .105        -
  06-30-68     1,013,629       72,214     14.04       .07         -
  09-30-68     1,046,852       72,633     14.41       .07         -
  12-31-68     1,103,734       74,502     14.81       .07         -
  03-31-69     1,083,278       77,393     14.00       .15         -
  06-30-69     1,030,784       79,169     13.02       .07         -
  09-30-69     1,063,290       83,291     12.77       .07         -
  12-31-69     1,085,186       84,807     12.80       .07         -
  03-31-70     1,061,534       87,349     12.15       .16         -
  06-30-70       843,133       88,367      9.54       .07         -
  09-30-70       959,114       89,417     10.73       .07         -
  12-31-70     1,054,162       90,941     11.59       .07         -
  03-31-71     1,168,919       91,819     12.73       .16         -
  06-30-71     1,198,777       92,573     12.94       .07         -
  09-30-71     1,200,753       92,723     12.95       .07         -
  12-31-71     1,236,601       93,285     13.26       .07         -
  03-31-72     1,285,684       93,661     13.73       .14        .08
  06-30-72     1,228,951       93,834     13.10       .07         -
  09-30-72     1,208,454       92,258     13.10       .07         -
  12-31-72     1,272,570       93,673     13.59       .07         -
  03-31-73     1,152,089       96,695     11.91       .13        .07
  06-30-73     1,073,939       97,943     10.96       .07         -
  09-30-73     1,131,789       99,353     11.39       .07         -
  12-31-73     1,025,521      100,282     10.23       .07         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION


Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share


  03-31-74       988,697      101,763      9.72       .14         -
  06-30-74       863,820      101,578      8.50       .07         -
  09-30-74       667,051      101,292      6.59       .07         -
  12-31-74       757,545      106,909      7.09       .07         -
  03-31-75       909,125      106,162      8.56       .14         -
  06-30-75     1,028,687      106,517      9.66       .07         -
  09-30-75       954,187      107,651      8.86       .07         -
  12-31-75     1,056,439      111,619      9.46       .07         -
  03-31-76     1,230,953      115,167     10.69       .16         -
  06-30-76     1,265,767      117,506     10.77       .07         -
  09-30-76     1,313,363      121,229     10.83       .07         -
  12-31-76     1,402,661      124,264     11.29       .08         -
  03-31-77     1,335,592      126,714     10.54       .188       .062
  06-30-77     1,456,451      134,575     10.82       .08         -
  09-30-77     1,450,573      139,402     10.41       .08         -
  12-31-77     1,505,147      145,252     10.36       .08         -
  03-31-78     1,418,417      146,380      9.69       .211       .049
  06-30-78     1,523,758      145,470     10.47       .09         -
  09-30-78     1,672,364      150,729     11.10       .09         -
  12-31-78     1,574,097      153,728     10.24       .09         -
  03-31-79     1,724,695      162,627     10.61       .204       .051
  06-30-79     1,773,427      163,640     10.84       .09         -
  09-30-79     1,913,242      167,426     11.43       .09         -
  12-31-79     1,872,059      165,806     11.29       .09         -
  03-31-80     1,769,935      170,882     10.36       .25        .0525
  06-30-80     1,974,288      169,675     11.64       .10         -
  09-30-80     2,204,689      173,549     12.70       .10         -
  12-31-80     2,416,997      177,025     13.65       .10         -
  03-31-81     2,424,976      184,148     13.17       .29        .0868
  06-30-81     2,356,007      186,307     12.65       .11         -
  09-30-81     2,128,956      183,447     11.61       .11         -
  12-31-81     2,315,441      185,009     12.52       .12         -
  03-31-82     2,165,531      194,140     11.15       .39        .19123
  06-30-82     2,074,816      190,067     10.92       .13         -
  09-30-82     2,262,073      189,837     11.92       .13         -
  12-31-82     2,593,411      195,469     13.27       .13         -
  03-31-83     2,815,081      209,390     13.44       .40        .2500
  06-30-83     3,030,744      212,068     14.29       .15         -
  09-30-83     3,210,564      223,059     14.39       .15         -
  12-31-83     3,345,988      229,238     14.60       .15         -
  03-31-84     3,279,542      247,700     13.24       .32        .5000
  06-30-84     3,322,155      262,695     12.65       .16         -
  09-30-84     3,554,876      263,783     13.48       .16         -
  12-31-84     3,727,899      278,241     13.40       .16         -
  03-31-85     4,058,327      300,068     13.52       .22        .6800
  06-30-85     4,351,707      305,496     14.24       .16         -
  09-30-85     4,260,686      310,379     13.73       .16         -
  12-31-85     4,962,325      318,589     15.58       .16         -
  03-31-86     5,663,449      347,479     16.30       .208       .86227
  06-30-86     6,174,120      365,531     16.89       .16         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

Valuation       Net     Shares       Net Asset      Dividend/ Capital
  Date         Assets   Outstanding  Value/Share      Share   Gains/Share

  09-30-86     6,392,215      399,871     15.99       ,16         -
  12-31-86     6,701,786      407,265     16.46       .16         -
  03-31-87     8,766,205      491,228     17.85       .196       .79447
  06-30-87     9,214,305      509,569     18.08       .16         -
  09-30-87     9,921,139      530,566     18.70       .16         -
  12-31-87     7,876,275      525,238     15.00       .14        .24513
  03-31-88     8,649,901      565,608     15.29       .16         -
  06-30-88     9,027,829      574,563     15.71       .15         -
  09-30-88     8,986,977      575,956     15.60       .16         -
  12-31-88     8,592,807      610,504     14.07       .38       1.10967
  03-31-89     9,103,009      618,331     14.72        -          -
  06-30-89     9,531,124      614,861     15.50       .16         -
  09-30-89    10,815,006      652,207     16.58       .16         -
  12-31-89    10,895,182      682,321     15.97       .35       0.53769
  03-31-90    11,000,740      695,558     15.82        -          -
  06-30-90    11,521,748      696,414     16.54       .16       0.02646
  09-30-90    10,534,037      706,268     14.92       .16         -
  12-31-90    11,283,448      744,734     15.15       .35       0.40297
  03-31-91    12,685,391      759,477     16.70        -          -
  06-30-91    12,485,281      766,387     16.29       .16         -
  09-30-91    13,225,379      780,213     16.95       .16         -
  12-31-91    14,374,679      831,027     17.30       .34       0.29292
  03-31-92    14,428,305      851,349     16.95        -          -
  06-30-92    14,691,191      863,019     17.02       .15         -
  09-30-92    15,940,013      910,936     17.50       .16         -
  12-31-92    17,006,789      971,502     17.51       .325      0.15944
  03-31-93    18,071,613    1,008,275     17.92        -          -
  06-30-93    17,621,101      992,755     17.75       .15         -
  09-30-93    17,949,559      999,163     17.96       .15         -
  12-31-93    17,990,556    1,010,692     17.80       .3125     0.17075
  03-31-94    17,777,177    1,021,219     17.41        -          -
  06-30-94    17,953,364    1,033,984     17.36       .14         -
  09-30-94    18,472,176    1,036,473     17.82       .15         -
  12-31-94    18,096,297    1,058,427     17.10       .30       0.17874
  03-31-95    19,835,494    1,072,309     18.50        -          -
  06-30-95    21,416,325    1,076,463     19.90       .14         -
  09-30-95    22,527,409    1,082,829     20.80       .14         -
  12-31-95    24,052,746    1,116,620     21.54       .295      0.19289
  03-31-96    26,025,304    1,148,429     22.66         -         -
  06-30-96    27,108,210    1,157,425     23.42       .1325       -
  09-30-96    27,451,784    1,165,788     23.55       .1325       -
  12-31-96    29,249,488    1,190,831     24.56       .285      0.25730
  03-31-97    30,255,441    1,210,627     24.99         -         -
  06-30-97    34,567,391    1,229,643     28.11       .1325       -


                                      F-1


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 JUNE 30, 1997
                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
      COMMON STOCKS - (78.8%)

Aircraft - Manufacturing  - 1.8%
  The Boeing Co.                                  12,000      $   636,750

Amusements - Recreation - Sporting Goods 0.8%
  NIKE, Inc.                                       5,000      $   291,875

Banking and Finance  - 6.3%
  First National of Nebraska, Inc.                   230      $   897,000
  MBNA Corporation                                 5,000          183,125
  NationsBank Corporation                          6,000          387,375
  Norwest Corporation                              6,000          337,500
  State Street Boston Corp.                        8,000          370,000
                                                              -----------
                                                              $ 2,175,000
                                                              -----------
Beverages - Soft Drinks  - 2.6%
  PepsiCo, Inc.                                   24,000      $   901,500

Building Materials - Forest Products  - 0.7%
  Georgia Pacific Corp.                            3,000      $   256,125

Chemicals  - 6.3%
  The Dow Chemical Company                         7,000      $   608,125
  Du Pont (E.I.) De Nemours & Company              8,000          503,000
  Eastman Kodak Company                            7,000          537,250
  Monsanto Company                                12,000          516,750
                                                              -----------
                                                              $ 2,165,125
                                                              -----------

Communications - Radio and Television - 0.4%
  Clear Channel Communications, Inc.*              2,000      $   123,000

Computers - Hardware and Software  - 7.6%
  Cisco Systems, Inc.*                             2,000      $   134,250
  HNC Software, Inc.*                              5,000          190,625
  Hewlett-Packard Co.                             12,000          672,000
  International Business Machines Corporation      2,000          180,500
  Microsoft Corporation*                           8,000        1,011,000
  Sun Microsystems, Inc.*                          4,000          148,875
  Transaction System Architects*                   8,000          276,000
                                                              -----------
                                                              $ 2,613,250
                                                              -----------
    * Nonincome-producing security

                                      F-2


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 1997
                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
       COMMON STOCKS   (Continued)

Drugs - Medicines - Cosmetics  - 8.9%
  Abbott Laboratories                              8,000      $   534,000
  Amgen, Inc.*                                     2,000          116,250
  Bristol-Myers Squibb Co.                         6,000          486,000
  Elan Corporation PLC ADR*                        6,000          271,500
  Johnson & Johnson                               10,000          643,750
  Merck & Co., Inc.                               10,000        1,023,125
                                                              -----------
                                                              $ 3,074,625
                                                              -----------

Electrical Equipment and Supplies  - 2.3%
  General Electric Co.                            12,000      $   780,000

Electronics  - 3.8%
  Intel Corporation                                4,000      $   567,250
  Motorola, Inc.                                   8,000          609,000
  Solectron Corporation *                          2,000          140,125
                                                              -----------
                                                              $ 1,316,375
                                                              -----------

Energy - Alternate Sources - 0.5%
  CalEnergy Co., Inc. *                            5,000      $   190,000

Finance - Real Estate  - 2.6%
  Federal Home Loan Mortgage Corporation          26,000      $   910,000

Finance - Services  - 2.0%
  Capital One Financial Corporation               10,000      $   377,500
  First Data Corporation                           7,000          307,562
                                                              -----------
                                                              $   685,062
                                                              -----------

Food - Miscellaneous Products  - 3.8%
  Philip Morris Companies, Inc.                   30,000      $ 1,327,500

Forest Products & Paper - 0.9%
  Kimberly-Clark Corporation                       6,000      $   298,500

Insurance - Multiline  - 1.5%
  American International Group, Inc.               1,000      $   149,375
  General Re Corp.                                 2,000          364,000
                                                              -----------
                                                              $   513,375
                                                              -----------

    * Nonincome-producing security

                                      F-3


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 1997
                                  (Unaudited)
                                                     Number      Market
                Title of Security                  of Shares      Value

       COMMON STOCKS   (Continued)

Insurance - Mortgage - 0.6%
  MGIC Investment Corporation                      4,000      $   191,750

Insurance - Municipal Bond - 1.3%
  MBIA, Inc.                                       4,000      $   451,250

Lumber and Wood Products  - 0.8%
  Weyerhaeuser Company                             5,000      $   260,000

Machinery - Construction & Mining  - 0.9%
  Caterpillar, Inc.                                3,000      $   322,125

Medical - Services - 0.4%
  HealthSouth Corporation *                        5,000      $   124,688

Metal Products - Miscellaneous  - 0.9%
  Nucor Corporation                                5,500      $   310,750

Motion Pictures and Theatres  - 1.6%
  Walt Disney Co.                                  7,000      $   561,750

Petroleum Producing  - 6.4%
  Amoco Corporation                                5,000      $   434,687
  Atlantic Richfield Company                       4,000          282,000
  Chevron Corporation                             10,000          739,375
  Exxon Corporation                                8,000          490,000
  Mobil Corporation                                4,000          279,500
                                                              -----------
                                                              $ 2,225,562
                                                              -----------

Publishing - Newspapers  - 1.1%
  Gannett Co., Inc.                                4,000      $   395,000

Publishing - Electronic  - 1.1%
  Reuters Holdings PLC                             6,000      $   378,000

Retail Stores - Apparel and Clothing  - 1.6%
  Gap, Inc.                                       14,000      $   544,250

Retail Stores - Building Materials and Home
                   Improvement - 0.6%
  Home Depot, Inc.                                 3,000      $   207,000

    * Nonincome-producing security

                                      F-4



                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 1997
                                  (Unaudited)

                                                     Number      Market
                Title of Security                  of Shares      Value

       COMMON STOCKS   (Continued)

Retail Stores - Department  - 1.6%
  Dayton Hudson Corporation                       10,500      $   558,469

Retail Stores - Variety  - 0.7%
  Albertson's Inc.                                 6,500      $   237,250

Telecommunications  - 4.0%
  GTE Corporation                                 10,000          438,750
  Sprint Corporation                               8,000          418,000
  West Teleservices Corporation*                  35,000          516,250
                                                              -----------
                                                              $ 1,373,000
                                                              -----------

Transportation - Airfreight - 1.6%
  Eagle USA Airfreight, Inc. *                    20,000      $   542,500

Transportation - Railroads  - 0.8%
  Union Pacific Corporation                        4,000      $   279,250



       TOTAL COMMON STOCKS (Cost - $12,910,179)               $27,220,656



       PREFERRED STOCKS  (0.8%)

Banking and Finance - 0.4%
  CFC Capital Trust 9.375% Preferred, Series B     5,000      $   130,625

Telecommunications - 0.4%
  AirTouch Communications, Inc. 4.25% Series C     3,000      $   144,000
    Convertible Preferred

       Total Preferred Stocks (Cost - $262,925)               $   274,625

       Total Stocks (Cost - $13,173,104)                      $27,495,281

    *Nonincome-producing security

                                      F-5


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 1997
                                  (Unaudited)

                                                   Principal     Market
                Title of Security                    Amount       Value

      DEBT SECURITIES (19.9%)

Broadcast - Radio and Television - 0.2%
  Comcast Corporation 3.375% Step-Up
    Convertible Subordinated Debentures
    due September 9, 2005                         $ 50,000    $    52,375

Food - Miscellaneous Products - 0.3%
  Super Valu Stores, Inc. 8.875%
    Promissory Notes, due June 15, 1999           $100,000    $   104,344

U.S. Government - 10.0%
  U.S. Treasury, 8.875% Notes,
    due November 15, 1997                          200,000        202,375

  U.S. Treasury, 9.000% Notes,
    due May 15, 1998                               200,000        205,437

  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                               200,000        210,625

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        213,875

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        211,313

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        209,250

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        240,250

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        312,656

  U.S. Treasury, 7.50% Notes,
    due February 15, 2005                          300,000        317,437

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        237,063

                                      F-6


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 1997
                                  (Unaudited)

                                                   Principal     Market
                Title of Security                    Amount       Value

       DEBT SECURITIES   (Continued)

U.S. Government - (Continued)
  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        312,000

  U.S. Treasury, 8.75% Bonds,
    due November 15, 2008                          200,000        221,750

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        227,125

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        320,625
                                                              -----------
                                                              $ 3,441,781
                                                              -----------

Household Appliances and Utensils - 0.3%
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   111,531

Office Equipment and Supplies - 0.3%
  Xerox Corporation, 9.750%
    Notes, due March 15, 2000                     $100,000    $   107,906

Retail Stores - Broad Line Chains - 0.4%
  Costco Wholesale Corporation 5.750%
    Convertible Subordinated Debentures,
    due May 15, 2002                              $150,000    $   150,937

Retail Stores - Department - 0.8%
  Dillard Department Stores, Inc. 7.850%
    Debentures, due October 1, 2012               $150,000    $   158,953

  Sears Roebuck & Co.
    9.375% Debentures, due
    November 1, 2011                               100,000        118,750
                                                              -----------
                                                              $   277,703
                                                              -----------

Textiles - Miscellaneous - 0.3%
  Guilford Mills, Inc.  6.000%
    Convertible Subordinated Debentures
    due September 15, 2012                        $100,000    $   102,000

                                      F-7


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 JUNE 30, 1997
                                  (Unaudited)

                                                   Principal     Market
                Title of Security                    Amount       Value

       DEBT SECURITIES   (Continued)

Transportation - Railroads - 0.4%
  Union Pacific Corporation 6.00%
  Notes, due September 1, 2003                    $  150,000  $   142,360


Commercial Paper - Short Term - 6.9%
  American Express Credit Corp.
    Commercial Paper Note 5.30%
    due July 1, 1997                              $  675,000  $   675,000

  Ford Motor Credit Corp.
    Commercial Paper Note 5.5%
    due July 1, 1997                              $1,720,000  $ 1,720,000
                                                              -----------
                                                              $ 2,395,000
                                                              -----------

      TOTAL DEBT SECURITIES (Cost - $6,827,768)               $ 6,885,937



TOTAL INVESTMENTS IN SECURITIES
  (Cost - $20,000,872)                               (99.5%)  $34,381,218
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.5%)      186,173
NET ASSETS, June 30, 1997                           (100.0%)  $34,567,391






                   The accompanying notes to financial statements
                     are an integral part of this schedule.


                                      F-8



                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENT OF ASSETS AND LIABILITIES


                                 JUNE 30, 1997

                                  (Unaudited)


                                                       AMOUNT
ASSETS
  Investments, at market value
     Common and preferred stocks                    $27,495,281
          (cost $13,173,104)
     Debt securities (cost $6,827,768)                6,885,937
                                                    -----------

          Total Investments                         $34,381,218
                                                    -----------

  Cash                                                  121,259
  Receivables
     Dividends and interest                             116,747
     Subscriptions to capital stock                      12,893
                                                    -----------
TOTAL ASSETS                                        $34,632,117
                                                    ===========



LIABILITIES
  Accrued operating expenses                             64,726
                                                    -----------

TOTAL LIABILITIES                                   $    64,726
                                                    -----------


NET ASSETS
  Capital stock, $1 par value - Authorized
      3,000,000 shares, less 721,289 shares
      redeemed; 1,950,932 shares issued;
      1,229,643 shares outstanding                  $ 1,229,643

  Paid-in surplus -
     Excess over par value of amounts received
     from sale of 1,950,932 shares, less amounts
     paid out in redeeming 721,289 shares            18,665,629
                                                   ------------

          Net capital paid in on shares             $19,895,272

   Accumulated undistributed net investment income      168,682
  Accumulated net realized gain on investment
     transactions                                       116,810
  Net unrealized appreciation on investments         14,380,347
  Accumulated undistributed equilization amount           6,280
                                                   ------------

TOTAL NET ASSETS                                    $34,567,391
                                                    ===========

NET ASSET VALUE PER SHARE                              $28.11


OFFERING PRICE PER SHARE                               $28.11


REDEMPTION PRICE PER SHARE                             $28.11





               [FN]The accompanying notes to financial statements
                    are an integral part of this statement.

                                      F-9



                         BRIDGES INVESTMENT FUND, INC.



                            STATEMENT OF OPERATIONS


                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                  (Unaudited)


                                                        AMOUNT      AMOUNT

INVESTMENT INCOME
   Interest                                             $249,266
   Dividends                                             214,605
                                                        --------


        Total Investment Income                                    $463,871

EXPENSES
   Management fees                                      $ 79,864
   Custodian fees                                         20,816
   Professional services                                   5,450
   Insurance                                               5,065
   Bookkeeping services                                    8,085
   Printing and supplies                                   6,483
   Dividend disbursing and transfer
        agent fees                                         5,280
   Computer programming                                    2,250
   Taxes and licenses                                        532
   Foreign Taxes Paid                                        985
                                                        --------



        Total Expenses                                             $ 134,810
                                                                   ---------


           NET INVESTMENT INCOME                                   $ 329,061
                                                                   ---------



REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS, NET

   Net realized gain on transactions in
        investment securities                        $   119,720

   Net increase in unrealized
        appreciation on investments                    4,040,554
                                                     -----------


        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $4,160,274
                                                                   ----------





NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $4,489,335
                                                                   ==========



                   The accompanying notes to financial statements
                    are an integral part of this statement.


                                      F-10



                         BRIDGES INVESTMENT FUND, INC.



                      STATEMENTS OF CHANGES IN NET ASSETS


                FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND 1996

                                  (UNAUDITED)


                                                 1997         1996

INCREASE IN NET ASSETS
  OPERATIONS -
     NET INVESTMENT INCOME                   $   329,061  $  308,288
     NET REALIZED GAIN/(LOSS) ON
        TRANSACTIONS IN INVESTMENT
        SECURITIES                               119,720      13,137
     NET INCREASE IN UNREALIZED
       APPRECIATION OF INVESTMENTS             4,040,554   1,986,619

           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS         $ 4,489,335  $2,308,044

  NET EQUALIZATION CREDITS                         1,548       1,779

  DISTRIBUTIONS TO SHAREHOLDERS FROM -
     NET INVESTMENT INCOME                      (160,379)   (152,756)
     NET REALIZED GAIN FROM INVESTMENT
       TRANSACTIONS                                 -           -
  EQUALIZATION                                      -           -
  NET CAPITAL SHARE TRANSACTIONS                 987,399     898,397


           TOTAL INCREASE IN NET ASSETS      $ 5,317,903  $3,055,464


NET ASSETS:
  BEGINNING OF YEAR                           29,249,488  24,052,746


  END OF YEAR (INCLUDING ACCUMULATED
     UNDISTRIBUTED NET INVESTMENT INCOME
     OF $174,962 AND $161,511 RESPECTIVELY)  $34,567,391    $27,108,210








                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   ARE AN INTEGRAL PART OF THESE STATEMENTS.

                                      F-11



                         BRIDGES INVESTMENT FUND, INC.


                         NOTES TO FINANCIAL STATEMENTS


                                 JUNE 30, 1997

                                  (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


          BRIDGES INVESTMENT FUND, INC. (FUND) IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL APPRECIATION. IN PURSUIT OF THAT OBJECTIVE, THE FUND INVESTS PRIMARILY IN COMMON STOCKS. THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY THE FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THE POLICIES ARE IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

     A.  INVESTMENTS -


               SECURITY TRANSACTIONS ARE RECORDED ON THE TRADE DATE AT PURCHASE COST OR SALES PROCEEDS. DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, AND INTEREST INCOME IS RECOGNIZED ON AN ACCRUAL BASIS.

               SECURITIES OWNED ARE REFLECTED IN THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES AND THE SCHEDULE OF PORTFOLIO INVESTMENTS AT QUOTED MARKET VALUE. QUOTED MARKET VALUE REPRESENTS THE LAST RECORDED SALES PRICE ON THE LAST BUSINESS DAY OF THE CALENDAR YEAR FOR SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE. IF NO SALES WERE REPORTED ON THAT DAY, QUOTED MARKET VALUE REPRESENTS THE CLOSING BID PRICE. THE COST OF INVESTMENTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES AND THE SCHEDULE OF PORTFOLIO INVESTMENTS IS THE SAME AS THE BASIS USED FOR FEDERAL INCOME TAX PURPOSES. THE DIFFERENCE BETWEEN COST AND QUOTED MARKET VALUE OF SECURITIES IS REFLECTED SEPARATELY AS UNREALIZED APPRECIATION (DEPRECIATION) AS APPLICABLE.



                                                   1997          1996    NET

     CHANGE

          NET UNREALIZED APPRECIATION
          (DEPRECIATION):

          AGGREGATE GROSS UNREALIZED
          APPRECIATION ON SECURITIES     $14,513,051  $9,032,573

          AGGREGATE GROSS UNREALIZED
          DEPRECIATION ON SECURITIES        (132,704)   (209,105)


                         NET              $14,380,347  $8,823,468  $5,556,879





          THE NET REALIZED GAIN (LOSS) FROM THE SALES OF SECURITIES IS DETERMINED FOR INCOME TAX AND ACCOUNTING PURPOSES ON THE BASIS OF THE COST OF SPECIFIC SECURITIES. THE GAIN COMPUTED ON THE BASIS OF AVERAGE COST WOULD HAVE BEEN SUBSTANTIALLY THE SAME AS THAT REFLECTED IN THE ACCOMPANYING STATEMENT OF OPERATIONS.



                                        F-12



     B. FEDERAL INCOME TAXES -


               IT IS THE FUND'S POLICY TO COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, APPLICABLE TO REGULATED INVESTMENT COMPANIES, INCLUDING THE DISTRIBUTION OF SUBSTANTIALLY ALL TAXABLE INCOME INCLUDING NET REALIZED GAINS ON SALES OF INVESTMENTS. THEREFORE, NO PROVISION IS MADE FOR FEDERAL INCOME TAXES.

     C. DISTRIBUTION TO SHAREHOLDERS -


               THE FUND ACCRUES DIVIDENDS TO SHAREHOLDERS ON THE EX-DIVIDEND
     DATE.

     D. EQUALIZATION -


               THE FUND USES THE ACCOUNTING PRACTICE OF EQUALIZATION BY WHICH A PORTION OF THE PROCEEDS RECEIVED FROM THE SALE OF CAPITAL SHARES AND THE AMOUNTS PAID FOR THE REDEMPTION OF CAPITAL SHARES, EQUIVALENT ON A PER SHARE BASIS TO THE AMOUNT OF UNDISTRIBUTED NET INVESTMENT INCOME ON THE DATE OF THE TRANSACTIONS, IS CREDITED OR CHARGED TO UNDISTRIBUTED INCOME. AS A RESULT, UNDISTRIBUTED NET INVESTMENT INCOME PER SHARE IS UNAFFECTED BY SALES OR REDEMPTION OF CAPITAL SHARES.

     E. USE OF ESTIMATES


               THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF REVENUES AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.



(2)  INVESTMENT ADVISORY CONTRACT


          UNDER AN INVESTMENT ADVISORY CONTRACT, BRIDGES INVESTMENT COUNSEL, INC. (INVESTMENT ADVISER) FURNISHES INVESTMENT ADVISORY SERVICES AND PERFORMS CERTAIN ADMINISTRATIVE FUNCTIONS FOR THE FUND. IN RETURN, THE FUND HAS AGREED TO PAY THE INVESTMENT ADVISER A FEE COMPUTED ON A QUARTERLY BASIS AT THE RATE OF 1/8 OF 1% OF THE AVERAGE NET ASSET VALUE OF THE FUND DURING THE QUARTER, EQUIVALENT TO 1/2 OF 1% PER ANNUM. CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE ALSO OFFICERS AND DIRECTORS OF THE INVESTMENT ADVISER. THESE OFFICERS DO NOT RECEIVE ANY COMPENSATION FROM THE FUND OTHER THAN THAT WHICH IS RECEIVED INDIRECTLY THROUGH THE INVESTMENT ADVISER.

          THE CONTRACT BETWEEN THE FUND AND THE INVESTMENT ADVISER PROVIDES THAT TOTAL EXPENSES OF THE FUND IN ANY YEAR, EXCLUSIVE OF STAMP AND OTHER TAXES, BUT INCLUDING FEES PAID TO THE INVESTMENT ADVISER, SHALL NOT EXCEED, IN TOTAL, A MAXIMUM OF 1 AND 1/2% OF THE AVERAGE MONTH END NET ASSET VALUE OF THE FUND FOR THE YEAR. AMOUNTS, IF ANY, EXPENDED IN EXCESS OF THIS LIMITATION ARE REIMBURSED BY THE INVESTMENT ADVISER AS SPECIFICALLY IDENTIFIED IN THE INVESTMENT ADVISORY CONTRACT.

                                      F-13



(3)  DIVIDEND DISBURSING AND TRANSFER AGENT


          EFFECTIVE OCTOBER 1, 1987, DIVIDEND DISBURSING AND TRANSFER AGENT SERVICES ARE PROVIDED BY BRIDGES INVESTOR SERVICES, INC. (TRANSFER AGENT). THE FEES PAID TO THE TRANSFER AGENT ARE INTENDED TO APPROXIMATE THE COST TO THE TRANSFER AGENT FOR PROVIDING SUCH SERVICES. CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE ALSO OFFICERS AND DIRECTORS OF THE TRANSFER AGENT.




(4)       SECURITY TRANSACTIONS


          THE COST OF LONG-TERM INVESTMENT PURCHASES DURING THE FIRST SIX MONTHS ENDED JUNE 30, WAS:


                                                         1997           1996

      UNITED STATES GOVERNMENT OBLIGATIONS           $    -         $  493,695
      OTHER SECURITIES                                3,033,013        890,290

                    TOTAL COST                       $3,033,013     $1,383,985





            NET PROCEEDS FROM SALES OF LONG-TERM INVESTMENTS DURING THE FIRST SIX MONTHS ENDED JUNE 30, WERE:




                                                         1997           1996

      UNITED STATES GOVERNMENT OBLIGATIONS           $    -         $  423,527
      OTHER SECURITIES                                1,518,313        695,583


                     TOTAL NET PROCEEDS              $1,518,313     $1,119,110



                     TOTAL COST BASIS OF
                       SECURITIES SOLD               $1,398,593     $1,105,973




(5)  NET ASSET VALUE


           THE NET ASSET VALUE PER SHARE REPRESENTS THE EFFECTIVE PRICE FOR ALL SUBSCRIPTIONS AND REDEMPTIONS.



                                      F-14


(6)  CAPITAL STOCK


      SHARES OF CAPITAL STOCK ISSUED AND REDEEMED ARE AS FOLLOWS:




                                                         1997           1996


            SHARES SOLD                                  62,142         53,861
            SHARES ISSUED TO SHAREHOLDERS IN
              REINVESTMENT OF NET INVESTMENT
              INCOME AND REALIZED GAIN FROM
              SECURITY TRANSACTIONS                      11,268         12,389
                                                         73,410         66,250
            SHARES REDEEMED                              34,598         25,445

              NET INCREASE                               38,812         40,805






      VALUE OF CAPITAL STOCK ISSUED AND REDEEMED IS AS FOLLOWS:





                                                         1997            1996

             SHARES SOLD                             $1,586,209     $1,172,684
             SHARES ISSUED TO SHAREHOLDERS IN
               REINVESTMENT OF NET INVESTMENT
               INCOME AND REALIZED GAIN FROM
        SECURITY TRANSACTIONS                           284,687        302,602

                                                     $1,870,896      1,475,286
             SHARES REDEEMED                            883,497        576,889

               NET INCREASE                          $  987,399     $  898,397









(7)  DISTRIBUTION TO SHAREHOLDERS


             ON JULY 8, 1997 A DISTRIBUTION OF $.1350 PER SHARE AGGREGATING $166,006.06 WAS DECLARED TO SHAREHOLDERS OF RECORD ON JULY 8, 1997, TO BE PAYABLE ON JULY 21, 1997.



(8)  DERIVATIVE FINANCIAL INSTRUMENTS


             IN OCTOBER, 1994, THE FINANCIAL ACCOUNTING STANDARDS BOARD ISSUED STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 119, DISCLOSURE ABOUT DERIVATIVE FINANCIAL INVESTMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS. THE FUND HAS NOT ENTERED INTO ANY SUCH INVESTMENT OR INVESTMENT CONTRACTS. A COVERED CALL OPTION CONTRACT IS A FORM OF A FINANCIAL DERIVATIVE INSTRUMENT. THE FUND'S INVESTMENT AND POLICY RESTRICTIONS DO PERMIT THE FUND TO SELL OR WRITE COVERED CALL OPTION CONTRACTS UNDER CERTAIN CIRCUMSTANCES AND LIMITATIONS AS SET FORTH IN THE FUND'S PROSPECTUS.